CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Accounts receivable, allowance for credit losses	$ 12,818	$ 5,772
Loans receivable, allowance for credit losses	236,797	91,504
Non-current assets
Loans receivable, allowance for credit losses	2,022	6,172
Current liabilities
Accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries	258,648	213,580
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	1,396,613	1,519,938
Deposits payable of the customers of the Consolidated VIEs without recourse to the primary beneficiaries	1,316,395	465,850
Escrow payables and advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries	1,862,325	1,789,973
Amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries	415	74,738
Borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	88,410	100,000
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	269,968	186,494
Convertible notes	31,237	0
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	1,535,083	2,644,463
Income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries	176,598	181,400
Non-current liabilities
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	87,072	76,234
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	756,818	491,313
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	63,566	104,826
Convertible notes of the Consolidated VIEs without recourse to the primary beneficiaries	3,338,750	3,475,708
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	9,967	6,992
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	107	107
VIEs [Member]
Current liabilities
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	110,526	104,186
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	192,243	203,382
Non-current liabilities
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	23,886	36,189
VIEs [Member] | Nonrecourse [Member]
Current liabilities
Accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries	18,699	17,632
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	148,631	130,757
Deposits payable of the customers of the Consolidated VIEs without recourse to the primary beneficiaries
Escrow payables and advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries	19,143	20,521
Amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries	9	435
Borrowings of the Consolidated VIEs without recourse to the primary beneficiaries
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	5,250	8,051
Convertible notes
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	192,243	203,382
Income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries	664	537
Non-current liabilities
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	4,338	4,038
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	7,666	12,527
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	23,886	36,189
Convertible notes of the Consolidated VIEs without recourse to the primary beneficiaries
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	$ 107	$ 107
Class A Ordinary Shares [Member]
Shareholders' equity
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, authorized (in shares)	14,800,000,000	14,800,000,000
Ordinary shares, Issued (in shares)	519,231,049	409,762,257
Ordinary shares, Outstanding (in shares)	519,231,049	409,762,257
Class B Ordinary Shares [Member]
Shareholders' equity
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, authorized (in shares)	200,000,000	200,000,000
Ordinary shares, Issued (in shares)	45,527,793	147,975,703
Ordinary shares, Outstanding (in shares)	45,527,793	147,975,703